Summary of Significant Accounting Policies - Summary of Contract Related Intangible Assets and Liabilities and their Amortization Periods at Acquisition Dates (Detail)	12 Months Ended
Dec. 31, 2017
Tordis Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	4 years 9 months 18 days
Vigdis Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	4 years 10 months 25 days
Above Market Value Of Time Charter [Member] | Tordis Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	4 years 9 months 18 days
Above Market Value Of Time Charter [Member] | Vigdis Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	4 years 10 months 25 days
Unfavorable contractual rights [Member] | Fortaleza Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	12 years
Unfavorable contractual rights [Member] | Recife Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	12 years